Derivatives - Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Fair Value [Line Items]
Derivative assets	₩ 7,153,950	₩ 10,279,257
Derivative liabilities	7,020,846	10,058,532
Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	102,997	259,419
Derivative liabilities	91,478	267,063
Interest Rates Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	819,038	738,370
Derivative liabilities	785,008	888,984
Credit Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	499,112	507,677
Derivative liabilities	13,697	9,764
Equity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	49,001	192,014
Derivative liabilities	65,980	249,487
Commodity Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	19,232	14,618
Derivative liabilities	119,404	133,475
Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	617,091	702,361
Derivative liabilities	1,148,443	1,022,071
Currency forward | Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	18,997	12,100
Derivative liabilities	176,304	213,015
Currency swap | Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	521,120	539,015
Derivative liabilities	344,888	181,413
Interest Rate Future | Interest Rates Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	1,605	2,929
Derivative liabilities	808	675
Credit Swaps | Credit Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	40,643	40,325
Derivative liabilities	7,187	5,208
Total return swaps | Credit Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	458,469	467,352
Derivative liabilities	6,510	4,556
Equity Swaps And Forwards | Equity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	43,121	96,841
Derivative liabilities	48,500	137,399
Equity Options | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	43,595	66,177
Derivative liabilities	24,835	4,274
Equity Options | Equity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	5,880	95,173
Derivative liabilities	17,480	112,088
Equity Options | Hedge Funds
Derivative Fair Value [Line Items]
Derivative liabilities		3,941
Equity Futures | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	10,401	1,228
Derivative liabilities	663	13,302
Commodity Swaps And Forwards | Commodity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	11,044	914
Derivative liabilities	110,854	129,833
Commodity Futures | Commodity Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	8,188	13,704
Derivative liabilities	8,550	3,642
Interest rate forwards and swaps | Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	76,974	151,246
Derivative liabilities	627,251	623,702
Trading purpose | Foreign currency related
Derivative Fair Value [Line Items]
Derivative assets	5,096,480	8,056,812
Derivative liabilities	4,862,816	7,737,175
Trading purpose | Foreign currency related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	5,096,373	8,055,285
Derivative liabilities	4,859,451	7,736,347
Trading purpose | Foreign currency related | Currency forward | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	3,384,263	5,731,971
Derivative liabilities	2,215,089	3,887,398
Trading purpose | Foreign currency related | Currency swap | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	1,703,067	2,299,084
Derivative liabilities	2,625,865	3,823,249
Trading purpose | Foreign currency related | Currency futures | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	107	1,527
Derivative liabilities	3,365	828
Trading purpose | Foreign currency related | Currency options | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	9,043	24,230
Derivative liabilities	18,497	25,700
Trading purpose | Interest rates related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	817,433	735,441
Derivative liabilities	784,200	888,309
Trading purpose | Interest rates related | Interest Rate Option | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	0	1,157
Derivative liabilities	29,468	28,907
Trading purpose | Interest rates related | Interest rate forwards and swaps | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	817,433	734,284
Derivative liabilities	754,732	859,402
Trading purpose | Equity related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	53,996	67,405
Derivative liabilities	₩ 25,498	₩ 17,576